                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 -------------

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4254

                           Smith Barney Income Funds
               (Exact name of registrant as specified in charter)

          125 Broad Street, New York, NY                      10004
     (Address of principal executive offices)               (Zip code)

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                        Date of fiscal year end: July 31

                    Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                             DIVERSIFIED STRATEGIC
                                  INCOME FUND

              CLASSIC SERIES  |  ANNUAL REPORT  |  JULY 31, 2003



                              [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

  [LOGO] Classic Series

  Annual Report . July 31, 2003

  SMITH BARNEY DIVERSIFIED
  STRATEGIC INCOME FUND

      ROGER M. LAVAN, CFA

      Roger M. Lavan has more than 18 years of securities experience. Mr. Lavan holds a BS in Management from the State University of New York and an MBA from Fordham University.

      BETH A. SEMMEL, CFA

      Beth A. Semmel has more than 21 years of securities business experience. Ms. Semmel holds a BA in Math and Computer Science from Colgate University.

      PETER J. WILBY, CFA

      Peter J. Wilby has more than 23 years of securities business experience. Mr. Wilby holds a BBA and an MBA in Accounting from Pace University.

      FUND OBJECTIVE

      Seeks high current income by investing primarily in U.S. government securities and U.S. government mortgage-related securities, foreign government securities, including securities issued by supranational organizations and U.S. and foreign corporate debt securities.

      FUND FACTS

      FUND INCEPTION

      December 28, 1989

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE

      18 Years (Roger M. Lavan)
      21 Years (Beth A. Semmel)
      23 Years (Peter J. Wilby)

What's Inside

Letter from the Chairman..............................................  1
Manager Overview......................................................  2
Fund Performance......................................................  5
Historical Performance................................................  6
Schedule of Investments...............................................  7
Statement of Assets and Liabilities................................... 22
Statement of Operations............................................... 23
Statements of Changes in Net Assets................................... 24
Notes to Financial Statements......................................... 25
Financial Highlights.................................................. 32
Independent Auditors' Report.......................................... 36
Additional Information................................................ 37
Tax Information....................................................... 39

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

Chairman President and Chief Executive Officer


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about Fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 13, 2003


    1 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

                               MANAGER OVERVIEW


Special Shareholder Notice
On September 17, 2002, David M. Zahn and Olivier Asselin were named investment officers of the Fund. They joined Roger M. Lavan, Peter J. Wilby and Beth A. Semmel in the day-to-day management of the Fund's portfolio. On March 14, 2003, the Fund's sub-advisory agreement was transferred and assigned to Citigroup Asset Management Ltd. from Smith Barney Global Capital Management, Inc. Both companies are affiliates of the Fund's current manager Smith Barney Fund Management LLC.

Performance Review/1/
For the 12 months ended July 31, 2003, Class B shares of the Smith Barney Diversified Strategic Income Fund ("Fund"), without sales charges, returned 8.90%. The Fund performed better than its unmanaged benchmark, the Lehman Brothers Aggregate Bond Index,/i/ which returned 5.42% for the same period. However, it underperformed its Lipper peer group of multi-sector income funds, which returned 15.30% during the reporting period./2/

The Fund underperformed its average Lipper peer because for most of the period it had a lower percentage of its total assets invested in emerging markets debt (due to former guidelines in the Fund's prospectus limiting the Fund's exposure) than many of the Fund's peers. Funds that had greater exposure to these securities benefited from both the higher yields that these securities offered as well as from the rally that the asset class experienced. On May 12th, the Fund's prospectus was amended to allow it to invest up to 20% of its total assets in emerging markets debt rated below investment grade, and up to 50% of the Fund's assets in U.S. and non-U.S. securities rated below investment-grade. Please refer to the supplement that was sent to you that detailed this change for more specific information. The Fund increased its exposure to emerging markets debt to 10% as of July 31, 2003. The Fund began reducing its exposure to non-U.S. investment-grade issues earlier in the period until it had no exposure to these securities, and the proceeds were reallocated to opportunities in U.S. dollar-denominated markets.

Investment-Grade Market Review
While the markets for U.S. government securities collectively generated positive total returns over the 12 months ended July 31, 2003, they vacillated due to changing tides of investor sentiment. Last summer, corporate integrity concerns and doubts about the strength of an economic recovery prompted many investors to seek relative safety in higher-rated fixed-income investments -- specifically U.S. Treasury securities. In November, however, when the Fed cut the federal funds rate/ii/ by half a percentage point and expectations rose that the economy may improve in 2003, many investors shifted their money into riskier assets to seek potentially higher returns. Concerns about the prospects of war with Iraq subsequently intensified, North Korea joined Iraq as a headline risk and unemployment levels remained high, during which time the Treasury markets continued to fluctuate into early 2003.

After the major battles in Iraq subsided, bond prices proceeded to rise as a post-war rebound in business activity failed to materialize. (Bond prices generally tend to perform more favorably in environments of slow but steady economic growth, during which concerns about inflation and the prospects for rising interest rates are less pronounced.) Yields on shorter- and longer-term issues

/1/Keep in mind, the Fund is subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. In addition, the Fund invests in high-yield securities. These issues are lower-rated and inherently more risky than higher-rated fixed-income securities. U.S. government securities are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal.
/2/Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended July 31, 2003, calculated among 110 funds in the Lipper multi-sector income funds category with reinvestment of dividends and capital gains excluding sales charges.

    2 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report converged as the Fed reiterated its intention to provide the monetary stimulus needed to get economic growth back on track. Although comments from the Fed suggested that it believed growth was likely to resume in due course, it also signaled its determination to use all the tools at its disposal to avoid deflation.

Economic data were mixed, which disappointed optimists who had been expecting more of a rebound in demand and economic activity following the end of the war. To the delight of many bond bulls, the end of military action in Iraq initially did little to boost employment, as anemic manufacturing and corporate capital spending persisted and inflation remained benign.

Rally Triggered By Rate Cut Expectations
As the year advanced, yields on shorter-term U.S. Treasuries dropped to levels near the lows they had reached prior to the Fed's meeting in late June. Before the meeting, many market participants anticipated that the federal funds rate would drop again, although the expectation of the size of a cut was split between 0.50% or 0.25%. During its meeting, the Fed reduced its target by 0.25% to 1.00% -- a level not seen in 45 years. Paradoxically, Treasury yields rose in the aftermath of the cut as the bond market, based on the Fed's post-meeting statement, anticipated an improving economy and lower chance of further interest rate reductions.

By the end of July, U.S. Treasuries with longer maturities outperformed those with shorter maturities over the 12 months because the prices of longer-term issues are generally more sensitive to interest rate movements than shorter-term issues (bond prices move inversely to interest rates). The expectation of falling rates in June therefore gave more of a boost to longer-term bonds. Mortgage-backed securities underperformed comparable-maturity Treasuries over the past year. However, due to a strong sell-off in the Treasury market in July when both fixed-income classes retreated in price, mortgage-backed securities held up better for the final month.

U.S. High-Yield Market Review
The high-yield market/3/ rallied during the year from oversold levels last summer, with the Citigroup High- Yield Market Index/iii/ recording eight consecutive monthly increases from November through June. The rally began as default rates started to decline, the deadline for the August certification of financial statements passed without additional major accounting or fraud problems, and the economy showed signs of improvement. The Fed's reduction of short-term interest rates in November further contributed to an improving environment for high-yield securities. Despite weak equity markets, a struggling economy, the conflict with Iraq, and heightened concerns about North Korea's nuclear program, the high-yield market continued to gain momentum throughout the first quarter of 2003. As major hostilities in Iraq ended, many companies reported first-quarter earnings that were in line with estimates, which continued to aid a recovering equity market. These events, coupled with expectations in May that rates would drop in June, all helped buoy high-yield securities through mid-June. However, the high-yield market lost ground through the end of June and July.

Over the last year, new supply of high-yield bonds increased dramatically as issuers capitalized on the opportunity to issue longer-term debt at lower interest rates. The yield on 10-year U.S. Treasury note soared from the low 3% range in mid-June to almost 4.5% by the end of July. These rising yields, the subsequent mutual fund outflows, and the heavier supplies of new issues weighing on the market contributed to the high-yield market's retreat as the period came to a close.

Emerging Markets Debt Review
The fiscal year ending July 31, 2003, was very strong for emerging markets debt as this asset class posted a gain of 37.61%, as measured by the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+")./iv/ Despite high volatility in global equity markets, military conflict in Iraq and uncertainty surrounding several high-profile elections


/3/High-yield bonds are subject to additional risks such as the increased risk of default because of the lower credit quality of the issues.

    3 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report in some emerging market countries, the markets started a rally in October. Sovereign spreads, a common gauge of risk premium, converged by 509 basis points/v/ since the end of last September and closed the fiscal year at 532 basis points over U.S. Treasuries.

The 10-month rally in emerging markets debt came to a halt in mid-June due to the sell-off in the U.S. Treasury market. The yield on the 10-year U.S. Treasury increased from 3.11% on June 13th, the lowest level in 45 years, to 4.41% on July 31st. This backup in yield translated into a negative return of over 7% for the 10-year Treasury note in July. As a result, the EMBI+ posted negative monthly returns for the first time since last September. Negative returns in a spread-tightening environment underscored the impact that the weakness in the U.S. Treasury market had on emerging markets debt.

Despite this recent setback, overall market performance during the fiscal year was strong and all countries in the EMBI+ posted gains. The returns were heavily influenced by returns in Latin American countries as markets welcomed ambitious political and economic reform programs introduced by the newly elected leaders of Brazil and Ecuador. During the period, Brazil and Ecuador posted impressive gains of 98.97% and 67.22%, respectively.

The market rally was also supported by higher oil prices, an important source of revenues for many oil-exporting countries in the emerging markets.

Thank you for your investment in the Smith Barney Diversified Strategic Income Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


                   /s/ Roger M. Lavan    /s/ Peter J. Wilby
                   Roger M. Lavan, CFA   Peter J. Wilby, CFA
                   Vice President and    Vice President and
                   Investment Officer    Investment Officer

                   /s/ Beth A. Semmel
                   Beth A. Semmel, CFA
                   Vice President and
                   Investment Officer

August 19, 2003



 The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

 Portfolio holdings and breakdowns are as of July 31, 2003 and are subject to change. Please refer to pages 7 through 19 for a list and percentage breakdown of the Fund's holdings.

 The Fund may invest in non-investment grade ("high-yield") bonds, which are subject to additional risks such as the increased risk of default because of the lower credit quality of the issues. Remember, however, that high-yield bonds typically provide shareholders with more income. Investments in foreign securities, especially emerging market investments, also involve greater risks than U.S. investments.

/i/ The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The index is comprised of U.S. Treasury bonds, government agency bonds, mortgage-backed securities and corporate bonds. Please note that an investor cannot invest directly in an index.
/ii/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The federal funds rate often points to the direction of U.S. interest rates.
/iii/ The Citigroup High-Yield Market Index is a broad-based unmanaged index of high-yield securities. Please note that an investor cannot invest directly in an index.
/iv/ The EMBI+ is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Please note that an investor cannot invest directly in an index.
/v/   A basis point is one one-hundredth (1/100 or 0.01) of one percent.

     4 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)



                                      Without Sales Charges/(1)/
                                    ------------------------------
                                    Class A Class B Class L Class Y
-------------------------------------------------------------------
Twelve Months Ended 7/31/03          9.53%   8.90%   8.84%   9.71%
------------------------------------------------------------------
Five Years Ended 7/31/03             3.03    2.52    2.52    3.36
------------------------------------------------------------------
Ten Years Ended 7/31/03              5.33    4.83    4.83     N/A
------------------------------------------------------------------
Inception* through 7/31/03           5.83    6.51    5.00    5.48
------------------------------------------------------------------

                                        With Sales Charges/(2)/
                                    ------------------------------
                                    Class A Class B Class L Class Y
-------------------------------------------------------------------
Twelve Months Ended 7/31/03          4.57%   4.40%   6.83%   9.71%
------------------------------------------------------------------
Five Years Ended 7/31/03             2.07    2.37    2.32    3.36
------------------------------------------------------------------
Ten Years Ended 7/31/03              4.84    4.83    4.73     N/A
------------------------------------------------------------------
Inception* through 7/31/03           5.38    6.51    4.90    5.48
------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                             Without Sales Charges/(1)/
-----------------------------------------------------------------------
Class A (7/31/93 through 7/31/03)                      68.10%
---------------------------------------------------------------------
Class B (7/31/93 through 7/31/03)                      60.31
---------------------------------------------------------------------
Class L (7/31/93 through 7/31/03)                      60.30
---------------------------------------------------------------------
Class Y (Inception* through 7/31/03)                   51.64
---------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  * Inception dates for Class A, B, L and Y shares are November 6, 1992, December 28, 1989, March 19, 1993 and October 10, 1995, respectively.


     5 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class B Shares of the Smith Barney Diversified Strategic Income Fund
vs. Lehman Brothers Aggregate Bond Index+
--------------------------------------------------------------------------------
                            July 1993 -- July 2003

                                     [CHART]

                 Smith Barney
            Diversified Strategic
                 Income Fund           Lehman Brothers
              - Class B Shares      Aggregate Bond Index
            ---------------------   --------------------
Jul/1993           10,000                  10,000
Jul/1994           10,065                  10,010
Jul/1995           11,072                  11,022
Jul/1996           11,936                  11,631
Jul/1997           13,236                  12,883
Jul/1998           14,154                  13,897
Jul/1999           14,146                  14,242
Jul/2000           14,567                  15,093
Jul/2001           14,752                  17,009
Jul/2002           14,720                  18,291
Jul/2003           16,031                  19,282


+Hypothetical illustration of $10,000 invested in Class B shares on July 31, 1993, assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2003. The Lehman Brothers Aggregate Bond Index is composed of the Government Credit Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed issues. The Index is unmanaged and it is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance, including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     6 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                           JULY 31, 2003


    FACE
   AMOUNT                                               SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 39.6%
U.S. Treasury Obligations -- 4.4%
                       U.S. Treasury Notes:
$  4,800,000            5.875% due 11/15/04                                                       $    5,072,813
  12,520,000            7.875% due 11/15/04 (a)                                                       13,546,552
   4,500,000            3.250% due 8/15/07                                                             4,553,262
  35,550,000            4.375% due 8/15/12 (a)                                                        35,451,420
   5,000,000            4.000% due 11/15/12                                                            4,831,255
   7,000,000            3.875% due 2/15/13 (a)                                                         6,675,704
   2,000,000            3.625% due 5/15/13                                                             1,866,564
----------------------------------------------------------------------------------------------------------------
                                                                                                      71,997,570
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 35.2%
  27,800,000           Federal Home Loan Bank, 3.375% due 5/14/04 (a)                                 28,262,787
                       Federal Home Loan Mortgage Corporation (FHLMC):
  54,000,000            6.500% due 8/1/33 (b)(c)                                                      55,586,520
  35,000,000            5.000% due 12/31/99 (c)                                                       33,457,900
                       Federal National Mortgage Association (FNMA):
   7,485,370            5.500% due 12/1/16 (d)                                                         7,635,473
  10,659,374            6.500% due 5/1/31 (d)                                                         11,138,808
  21,782,118            7.500% due 3/1/32 (d)                                                         23,087,224
  10,487,972            7.000% due 5/1/32 (d)                                                         10,977,287
  78,612,078            6.000% due 6/1/32 (a)(d)                                                      80,204,549
  35,000,000            5.000% due 12/31/99 (c)                                                       33,468,750
 117,000,000            5.500% due 12/31/99 (b)(c)                                                   115,537,500
  40,000,000            6.000% due 12/31/99 (b)(c)                                                    40,462,400
  60,000,000            6.500% due 12/31/99 (b)(c)                                                    61,762,800
   5,648,806           Freddie Mac, 6.500% due 12/1/31 (d)                                             5,801,019
                       Government National Mortgage Association (GNMA):
   6,597,131            7.500% due 9/15/31 (d)                                                         6,993,453
  34,952,203            6.500% due 3/15/32 (d)                                                        36,185,428
  20,779,385            7.000% due 3/15/32 (a)(d)                                                     21,820,669
----------------------------------------------------------------------------------------------------------------
                                                                                                     572,382,567
----------------------------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                       (Cost -- $646,830,292)                                                        644,380,137
----------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT    RATING(e)                                  SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 26.6%
Aerospace and Defense -- 0.1%
   1,620,000 CCC+      Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09          1,765,800
----------------------------------------------------------------------------------------------------------------
Airlines -- 0.4%
   1,525,000 C*        Air Canada, Sr. Notes, 10.250% due 3/15/11 (f)                                    834,938
                       Continental Airlines Inc., Pass-Through Certificates:
     570,761 BB         Series 00-2, Class C, 8.312% due 4/2/11                                          439,756
   1,475,000 BB-        Series 99-2, Class C-2, 7.434% due 3/15/06                                     1,341,805
   2,025,000 B+         Series D, 7.568% due 12/1/06                                                   1,536,000
                       United Airlines Inc., Pass-Through Certificates:
     916,449 B3*        Series 00-1, Class B, 8.030% due 7/1/11 (g)                                      219,860
   2,160,129 Ba3*       Series 00-2, Class B, 7.811% due 10/1/09 (g)                                     531,230
     990,000 B3*        Series 01-1, Class C, 6.831% due 9/1/08 (g)                                      109,072
     440,000 Ba1*       Series 01-1 Class B, 6.932% due 9/1/11 (g)                                       111,043
     815,474 A+        US Airways Inc., Pass-Through Trust, Secured Notes, 8.360% due 1/20/19 (h)        760,944
----------------------------------------------------------------------------------------------------------------
                                                                                                       5,884,648
----------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


    7 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                        SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Automotive -- 0.6%
$    580,000 Ba2*      Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27                                $      604,650
   2,330,000 BBB-      Avis Group Holdings, Inc., Sr. Sub. Notes, 11.000% due 5/1/09 (a)                            2,624,163
                       Dana Corp., Notes:
   1,260,000 BB         6.500% due 3/1/09                                                                           1,184,400
     760,000 BB         Sr. Notes, 10.125% due 3/15/10                                                                828,400
                       Eagle-Picher Industry, Inc.:
   1,700,000 B-         Sr. Notes, 9.750% due 9/1/13 (g)                                                            1,686,400
     340,000 B-         Sr. Sub. Notes, 9.375% due 3/1/08                                                             338,300
     600,000 Baa1*     Ford Motor Co., Notes, 7.450% due 7/16/31                                                      513,748
     145,000 CCC       LDM Technologies Inc., Sr. Sub. Notes, Series B, 10.750% due 1/15/07                           144,275
     845,000 BB-       The Pep Boys -- Manny, Moe & Jack, Sr. Notes, 6.710% due 11/3/04                               852,394
     400,000 B+        TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13 (g)                                   446,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,222,730
-----------------------------------------------------------------------------------------------------------------------------
Cable and Other Media -- 4.2%
   3,575,000 BBB+      AOL Time Warner, Inc., 7.625% due 4/15/31                                                    3,720,466
   3,595,000 BBB       AT&T Broadband Corp., 8.375% due 3/15/13                                                     4,240,860
                       Charter Communications Holdings LLC:
                        Sr. Discount Notes:
  10,000,000 CCC-         Step bond to yield 11.872% due 1/15/10 (a)                                                6,400,000
   2,340,000 CCC-         Step bond to yield 11.649% due 1/15/11                                                    1,404,000
   3,375,000 CCC-         Step bond to yield 17.511% due 5/15/11                                                    1,822,500
   1,550,000 Ca*        Sr. Notes, 10.750% due 10/1/09                                                              1,251,625
   3,650,000 BBB       Cox Communications, Inc., 7.750% due 11/1/10                                                 4,218,196
                       CSC Holdings Inc.:
     585,000 BB-        Sr. Notes, Series B, 7.625% due 4/1/11                                                        570,375
   4,795,000 B+         Sr. Sub. Debentures, 10.500% due 5/15/16 (a)                                                5,130,650
   5,000,000 B+         Sr. Sub. Notes, 9.875% due 4/1/23 (a)                                                       5,187,500
   2,125,000 B1*       DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13 (g)                                          2,358,750
                       EchoStar DBS Corp., Sr. Notes:
   2,930,000 BB-        10.375% due 10/1/07 (a)                                                                     3,201,025
   2,515,000 BB-        9.125% due 1/15/09 (a)                                                                      2,772,787
   2,410,000 BB-        9.375% due 2/1/09 (a)                                                                       2,557,613
   3,188,000 B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield
                         11.555% due 3/15/11 (a)                                                                    2,741,680
   2,200,000 B-        Insight Communications Inc., Sr. Discount Notes, step bond to yield 12.786% due 2/15/11      1,798,500
   2,350,000 B+        MediaCom Communications Corp., Sr. Notes, 9.500% due 1/15/13                                 2,338,250
     325,000 B-        Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11                                   359,125
                       Paxson Communications Corp.:
   1,290,000 CCC+       Sr. Sub. Discount Notes, step bond to yield 11.374% due 1/15/09                               999,750
     595,000 CCC+       Sr. Sub. Notes, 10.750% due 7/15/08                                                           609,875
                       Pegasus Communications Corp.:
     825,000 CCC-       Sr. Discount Notes, step bond to yield 18.184% due 3/1/07                                     680,625
                        Sr. Notes, Series B:
     150,000 CCC-         9.625% due 10/15/05                                                                         138,000
     600,000 CCC-         9.750% due 12/1/06                                                                          552,000
   1,255,000 B2*       Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11                                 1,355,400
   3,800,000 BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15 (a)                       4,275,000
     765,000 B-        Spanish Broadcasting Systems Inc., Sr. Sub. Notes, 9.625% due 11/1/09                          807,075
   2,475,000 BBB+      Time Warner, Inc., 6.625% due 5/15/29                                                        2,303,458

                      See Notes to Financial Statements.


    8 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                 SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
Cable and Other Media -- 4.2% (continued)
                       Vivendi Universal S.A., Sr. Notes:
$  2,825,000 B+         6.250% due 7/15/08 (a)(g)                                                $    2,772,030
   1,000,000 B+         9.250% due 4/15/10 (g)                                                        1,117,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     67,684,615
---------------------------------------------------------------------------------------------------------------
Capital Goods -- 0.1%
   1,025,000 B         Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11                      1,112,125
---------------------------------------------------------------------------------------------------------------
Chemicals -- 1.2%
     960,000 Ba2*      AirGas Inc., Sr. Sub. Notes, 9.125% due 10/1/11                                1,046,400
   1,445,000 CCC+      Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                                1,235,475
     625,000 BB+       FMC Corp., Series A, 6.750% due 5/5/05                                           623,438
  14,560,000 B-        Huntsman International LLC, Sr. Discount Notes, zero coupon bond to yield
                         13.092% due 12/31/09 (a)                                                     5,751,200
   1,450,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                       1,457,250
   1,435,000 BB-       ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                 1,621,550
   1,620,000 B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09           1,725,300
   1,500,000 BB-       Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12                      1,511,250
   1,750,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                                  1,925,000
     570,000 B-        OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11                               561,450
   1,000,000 BB        Rhodia S.A., Sr. Notes, 7.625% due 6/1/10 (g)                                    980,000
     135,000 B+        Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08                      144,450
   1,150,000 Ba3*      Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11 (g)                     1,150,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     19,732,763
---------------------------------------------------------------------------------------------------------------
Consumer Products/Tobacco -- 0.7%
     590,000 B+        AKI, Inc., Sr. Notes, 10.500% due 7/1/08                                         607,700
     150,000 CCC+      Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07                           142,500
     500,000 B-        Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08                 490,000
   1,280,000 CCC       Remington Products Co. LLC, Sr. Sub. Notes, Series D, 11.000% due 5/15/06      1,289,600
   1,180,000 CCC+      Revlon Consumer Products Corp., Sr. Secured Notes, 12.000% due 12/1/05         1,135,750
     975,000 B         Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08                                 994,500
                       Sealy Mattress Co., Series B:
   1,390,000 B-         Sr. Discount Notes, 10.875% due 12/15/07                                      1,369,150
   1,650,000 B-         Sr. Sub. Notes, 9.875% due 12/15/07                                           1,592,250
   1,340,000 BB-       Sola International Inc., Sr. Notes, 6.875% due 3/15/08                         1,298,125
   1,723,000 BB+       Standard Commercial Corp., Sr. Notes, 8.875% due 8/1/05                        1,766,075
---------------------------------------------------------------------------------------------------------------
                                                                                                     10,685,650
---------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 1.0%
   1,750,000 B+        Anchor Glass Container Corp., 11.000% due 2/15/13 (g)                          1,894,375
     800,000 B-        Berry Plastics Corp., 10.750% due 7/15/12 (a)                                    880,000
   3,230,000 BB        Owens-Brockway, Inc., 8.875% due 2/15/09 (a)                                   3,391,500
     525,000 B+        Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                              530,250
     975,000 B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11                         1,057,875
                       Pliant Corp.:
     850,000 B-         Sr. Secured Notes, 11.125% due 9/1/09 (g)                                       896,750
     220,000 B-         Sr. Sub. Notes, 13.000% due 6/1/10                                              192,500
     625,000 B         Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10 (g)                         625,000
   1,485,000 BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (g)                                1,590,407
   3,255,000 B         Stone Container Corp., Sr. Notes, 11.500% due 8/15/06 (a)(g)                   3,466,575

                      See Notes to Financial Statements.


    9 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                      SECURITY                                          VALUE
------------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 1.0% (continued)
$  1,495,000 B-        Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10                     $    1,450,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,975,382
------------------------------------------------------------------------------------------------------------------------
Energy -- 1.7%
                       Avon Energy Partners Holding:
   1,925,000 Caa1*      6.460% due 3/4/08 (g)                                                                  1,689,186
   1,800,000 Caa1*      Sr. Notes, 7.050% due 12/11/07 (g)                                                     1,579,500
   1,170,000 BB-       El Paso Energy Partners L.P., Sr. Sub. Notes, 8.500% due 6/1/11                         1,240,200
   1,495,000 BB-       Leviathan Gas Pipeline Partners L.P., Sr. Sub. Notes, Series B, 10.375% due 6/1/09      1,640,763
   1,500,000 B+        Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12                             1,612,500
     465,000 B         Nuevo Energy Corp., Sr. Sub. Notes, Series B, 9.500% due 6/1/08                           490,575
                       Plains Exploration and Production Co., Sr. Sub. Notes:
   1,000,000 B          8.750% due 7/1/12 (g)                                                                  1,045,000
     760,000 B          Series B, 8.750% due 7/1/12                                                              794,200
                       Pogo Producing Co., Sr. Sub. Notes, Series B:
     290,000 BB         10.375% due 2/15/09                                                                      313,200
     435,000 BB         8.250% due 4/15/11                                                                       467,625
   1,600,000 BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09                                 1,736,000
     795,000 B-        Range Resources Corp., Sr. Sub. Notes, 8.750% due 1/15/07                                 822,163
   1,410,000 B+        Stone Energy Corp., Sr. Sub. Notes, 8.750% due 9/15/07                                  1,469,925
     725,000 BB-       Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11                         786,625
     590,000 B         Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12                                       634,250
     440,000 CCC+      Trico Marine Services Inc., Sr. Notes, 8.875% due 5/15/12                                 317,900
   1,485,000 BBB       Valero Energy Corp., 4.750% due 6/15/13                                                 1,349,469
                       Vintage Petroleum:
   1,015,000 BB-        Sr. Notes, 8.250% due 5/1/12                                                           1,086,050
                        Sr. Sub. Notes:
     855,000 B1*          9.750% due 6/30/09                                                                     910,575
     375,000 B1*          7.875% due 5/15/11                                                                     391,875
     625,000 Ba3*      Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11                              668,750
                       Williams Cos., Inc.:
   1,550,000 B+         7.625% due 7/15/19                                                                     1,387,250
   2,375,000 B+         7.875% due 9/1/21                                                                      2,149,375
     600,000 B+         8.750% due 3/15/32                                                                       568,500
   1,825,000 B+         Sr. Notes, 8.625% due 6/1/10                                                           1,829,563
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,981,019
------------------------------------------------------------------------------------------------------------------------
Financial -- 2.6%
   6,325,000 Aa2*      Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (a)                                6,153,321
   1,125,000 A3*       Ford Motor Credit Co., Notes, 7.250% due 10/25/11                                       1,115,299
   8,650,000 AAA       General Electric Capital Corp., 3.500% due 5/1/08 (a)                                   8,533,156
                       General Motors Acceptance Corp.:
   4,275,000 A3*        6.875% due 9/15/11                                                                     4,182,921
   1,200,000 A3*        6.875% due 8/28/12                                                                     1,166,540
   5,000,000 AA-       International Lease Finance Corp., 6.375% due 3/15/09 (a)                               5,442,760
   1,515,000 Ba1*      Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46                     1,446,663
   2,700,000 Aa3*      Morgan Stanley, 4.250% due 5/15/10                                                      2,633,210
                       Ocwen Capital Trust:
     794,000 B1*        11.875% due 10/1/03                                                                      801,940
   3,920,000 B3*        Jr. Sub. Notes, 10.875% due 8/1/27 (a)                                                 3,273,200

                      See Notes to Financial Statements.


    10 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                     SECURITY                                         VALUE
----------------------------------------------------------------------------------------------------------------------
Financial -- 2.6% (continued)
$    890,000 BB+       PXRE Capital Trust I, 8.850% due 2/1/27                                          $      792,100
   5,750,000 A-        Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (a)(g)                    6,658,069
----------------------------------------------------------------------------------------------------------------------
                                                                                                            42,199,179
----------------------------------------------------------------------------------------------------------------------
Food/Beverages/Bottling -- 0.6%
     730,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11                                777,450
     985,000 Ba2*      Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17                                        980,075
   1,000,000 B         Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (g)                              1,045,000
   3,050,000 BBB       Kellogg Co., 2.875% due 6/1/08                                                        2,931,230
   2,600,000 A3*       Kraft Foods, Inc., 5.625% due 11/1/11                                                 2,630,495
   1,460,000 B2*       Michael Foods, Sr. Sub. Notes, Series B, 11.750% due 4/1/11                           1,686,300
     590,000 Caa1*     Mrs. Fields Original Cookies Inc., Sr. Sub. Notes, Series B, 10.125% due 12/1/04        286,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,336,700
----------------------------------------------------------------------------------------------------------------------
Gaming -- 1.5%
   1,270,000 B         Alliance Gaming Corp., Sr. Sub. Notes, Series B, 10.000% due 8/1/07                   1,319,213
   2,050,000 B         Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09                           2,306,250
   3,875,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11 (a)                              4,146,250
   1,100,000 B+        Horseshoe Gaming Holdings, Sr. Sub Notes, Series B, 8.625% due 5/15/09                1,171,500
                       Mandalay Resort Group:
   1,725,000 BB-        Series B, 10.250% due 8/1/07                                                         1,906,125
     585,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                                592,312
                       MGM MIRAGE, Sr. Sub. Notes:
     765,000 BB+        9.750% due 6/1/07                                                                      841,500
   2,745,000 BB+        8.375% due 2/1/11 (a)                                                                3,019,500
                       Park Place Entertainment Corp., Sr. Sub. Notes:
   1,150,000 BB+        8.875% due 9/15/08                                                                   1,259,250
   3,550,000 BB+        8.125% due 5/15/11 (a)                                                               3,869,500
   1,505,000 B+        Station Casinos, Inc., Sr. Sub. Notes, 8.875% due 12/1/08                             1,572,725
   2,370,000 B-        Venetian Casino Resort LLC, Second Mortgage Notes, 11.000% due 6/15/10 (a)            2,630,700
----------------------------------------------------------------------------------------------------------------------
                                                                                                            24,634,825
----------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.6%
     450,000 B-        aaiPharma Inc., 11.000% due 4/1/10                                                      497,250
     695,000 B2*       Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10                          738,438
   1,275,000 B-        Hanger Orthopedic Group, Sr. Sub. Notes, 11.250% due 6/15/09                          1,383,375
   2,200,000 B-        InSight Health Services Corp., Series B, 9.875% due 11/1/11                           2,266,000
     500,000 BB        Tenet HealthCare Corp., Sr. Notes, 5.375% due 11/15/06                                  478,750
   1,630,000 B2*       Universal Hospital Services Inc., Sr. Notes, 10.250% due 3/1/08                       1,687,050
   2,500,000 B3*       Vanguard Health Systems Inc., Sr. Sub. Notes, Inc., 9.750% due 8/1/11                 2,537,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,588,363
----------------------------------------------------------------------------------------------------------------------
Housing/Building Products -- 0.7%
     370,000 B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12                           401,450
   1,485,000 B-        Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09                        1,574,100
   1,475,000 B-        Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12                             1,674,125
   2,975,000 Ba2*      Louisiana Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08 (a)                     3,406,375
     925,000 Ba3*      Meritage Corp., Sr. Notes, 9.750% due 6/1/11                                          1,008,250
     740,000 Ca*       Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                  240,500
   1,575,000 Ba2*      Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11                               1,787,625

                      See Notes to Financial Statements.

    11 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                    SECURITY                                        VALUE
--------------------------------------------------------------------------------------------------------------------
Housing/Building Products -- 0.7% (continued)
                       Standard Pacific Corp.:
$    955,000 BB         Sr. Notes, 8.500% due 4/1/09                                                  $    1,012,300
     740,000 Ba3*       Sr. Sub. Notes, 9.250% due 4/15/12                                                   806,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                          11,911,325
--------------------------------------------------------------------------------------------------------------------
Industrial Specialties -- 0.2%
     595,000 BB+       American Greetings Corp., Sr. Sub. Notes, 11.750% due 7/15/08                         681,275
   1,080,000 NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                                    928,800
   1,385,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                                1,578,900
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,188,975
--------------------------------------------------------------------------------------------------------------------
Lodging/Leisure -- 1.0%
     395,000 CCC+      AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 3/15/09                            406,850
   1,300,000 B2*       Courtyard by Marriott II L.P., Sr. Secured Notes, Series B, 10.750% due 2/1/08      1,291,875
   2,350,000 B1*       FelCor Lodging L.P., 8.500% due 6/1/11                                              2,402,875
                       HMH Properties Inc., Sr. Notes:
   1,605,000 Ba3*       Series A, 7.875% due 8/1/05                                                        1,633,087
   1,775,000 Ba3*       Series C, 8.450% due 12/1/08                                                       1,806,063
   2,555,000 Ba3*      Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07 (a)                               2,721,075
   1,600,000 B-        Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12                     1,712,000
     575,000 CCC       Imax Corp., Sr. Notes, 7.875% due 12/1/05                                             569,250
   4,125,000 BB+       Starwood Hotels and Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12 (a)           4,393,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                          16,936,200
--------------------------------------------------------------------------------------------------------------------
Machinery -- 0.3%
     890,000 BB-       Case Corp., Notes, 7.250% due 1/15/16                                                 743,150
     370,000 BB-       Case Credit Corp., 6.750% due 10/21/07                                                340,400
   1,275,000 B-        Columbus McKinnon Corp., Sr. Notes, 10.000% due 8/1/10 (g)                          1,306,875
     580,000 B+        NMHG Holding Co., 10.000% due 5/15/09                                                 640,900
   2,005,000 CCC+      Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07                       1,794,475
     575,000 B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                                   632,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,458,300
--------------------------------------------------------------------------------------------------------------------
Metals/Mining/Steel -- 0.3%
   1,610,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                    1,820,947
   2,795,000 BBB       WMC Finance USA Ltd., 5.125% due 5/15/13 (g)(i)                                     2,690,132
     480,000 BB-       Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09                                    508,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                           5,019,879
--------------------------------------------------------------------------------------------------------------------
Paper/Forest Products -- 0.6%
     200,000 BB+       Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30                              195,784
   2,000,000 BB+       Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (g)                                     1,793,408
                       Buckeye Technologies Inc., Sr. Sub. Notes:
     770,000 B          9.250% due 9/15/08                                                                   750,750
   2,025,000 B          8.000% due 10/15/10                                                                1,863,000
     790,000 B+        Millar Western Forest Products, Sr. Notes, 9.875% due 5/15/08                         821,600
   3,950,000 BBB       Nexfor Inc., 7.250% due 7/1/12                                                      4,216,886
--------------------------------------------------------------------------------------------------------------------
                                                                                                           9,641,428
--------------------------------------------------------------------------------------------------------------------
Publishing/Printing -- 0.4%
     975,000 B         Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12                           1,126,125
     745,000 B+        Garden State Newspapers, Sr. Sub. Notes, Series B, 8.750% due 10/1/09                 768,282

                      See Notes to Financial Statements.


    12 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                        SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
Publishing/Printing -- 0.4% (continued)
$  2,614,742 B-        Hollinger Participation Trust, Sr. Notes, Payment-in-kind, 12.125% due 11/15/10 (a)(g) $    3,006,953
     450,000 B2*       RH Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (g)                        508,500
     825,000 B+        Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11                  705,375
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,115,235
----------------------------------------------------------------------------------------------------------------------------
Restaurants -- 0.1%
     740,000 CCC       Advantica Restaurant Group, Sr. Notes, 11.250% due 1/15/08                                    499,500
     440,000 B-        American Restaurant Group Inc., Sr. Secured Notes, Series D, 11.500% due 11/1/06              319,000
   1,035,000 CCC+      CKE Restaurants Inc., Sr. Sub. Notes, 9.125% due 5/1/09                                       988,425
     380,000 B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07                                      389,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,196,425
----------------------------------------------------------------------------------------------------------------------------
Retail -- 0.4%
     350,000 B         Cole National Group Inc., Sr. Sub. Notes, 8.625% due 8/15/07                                  346,500
   1,200,000 BB+       The Gap Inc., Sr. Notes, 10.550% due 12/15/08                                               1,425,000
   2,018,000 BB+       J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12 (g)                                         2,139,080
     847,000 B-        Jo-Ann Stores Inc., Sr. Sub. Notes, 10.375% due 5/1/07                                        895,703
   1,281,000 BB        Saks Inc., Notes, 9.875% due 10/1/11                                                        1,434,720
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,241,003
----------------------------------------------------------------------------------------------------------------------------
Services/Other -- 1.0%
                       Allied Waste North America Inc., Sr. Notes, Series B:
   2,260,000 BB-        8.500% due 12/1/08                                                                         2,395,600
   1,175,000 BB-        7.875% due 1/1/09                                                                          1,195,563
   1,560,000 B+         10.000% due 8/1/09                                                                         1,651,650
   3,875,000 B         Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13 (a)                                  4,059,062
   1,015,000 BB-       Mail-Well, Inc., Sr. Sub. Notes, 9.625% due 3/15/12                                         1,083,513
     705,000 Ca*       Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06 (f)                  10,575
     410,000 B-        Petro Stopping Centers L.P., Sr. Notes, 10.500% due 2/1/07                                    407,950
                       Service Corp. International:
   1,025,000 BB-        Debentures, 7.875% due 2/1/13                                                                999,375
                        Sr. Notes:
   1,290,000 BB-          6.875% due 10/1/07                                                                       1,286,775
   1,590,000 BB-          6.500% due 3/15/08                                                                       1,550,250
   1,715,000 B+        Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08                                1,920,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  16,561,113
----------------------------------------------------------------------------------------------------------------------------
Supermarkets/Drugstores -- 0.5%
     350,000 B+        Ahold Finance USA, Inc., 8.250% due 7/15/10                                                   346,500
     655,000 B         The Great Atlantic and Pacific Tea Co., 7.750% due 4/15/07                                    599,325
                       Rite Aid Corp., Sr. Notes:
   1,210,000 B-         7.125% due 1/15/07                                                                         1,185,800
   2,225,000 B-         11.250% due 7/1/08                                                                         2,369,625
   3,900,000 BBB       Safeway Inc., Debentures, 7.250% due 2/1/31                                                 4,025,494
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,526,744
----------------------------------------------------------------------------------------------------------------------------
Technology/Electronics -- 0.4%
     775,000 BB        Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07                       806,000
   1,650,000 B         Nortel Networks Ltd., Notes, 6.875% due 9/1/23                                              1,452,000
     795,000 B         Northern Telecom Capital Corp., Sr. Notes, 7.875% due 6/15/26                                 735,375
   1,785,000 B+        Per-Se Technologies Inc., Sr. Notes, Series B, 9.500% due 2/15/05                           1,811,775
   1,930,000 BBB-      Thomas & Betts Corp., Sr. Notes, 6.625% due 5/7/08                                          1,911,665
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,716,815
----------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    13 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                        SECURITY                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 3.2%
$  1,805,000 Caa2*     AirGate PCS, Inc., Sr. Sub. Discount Notes, step bond to yield 13.444% due 10/1/09     $    1,001,775
                       Alamosa Holdings, Inc.:
   1,100,000 CCC-       13.625% due 8/15/11                                                                          984,500
   1,660,000 CCC-       Sr. Discount Notes, step bond to yield 18.302% due 2/15/10                                 1,087,300
                       AT&T Corp., Sr. Notes:
     600,000 BBB        7.300% due 11/15/11                                                                          658,955
   3,025,000 BBB        8.000% due 11/15/31 (a)                                                                    3,209,906
                       AT&T Wireless Services, Inc., Sr. Notes:
   2,000,000 BBB        8.125% due 5/1/12                                                                          2,288,712
   9,075,000 BBB        8.750% due 3/1/31 (a)                                                                     10,494,421
     855,000 B+        Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09                                             961,875
   1,560,000 B3*       Dobson/Sygnet Communications Corp., Sr. Notes, 12.250% due 12/15/08                         1,661,400
   1,780,000 D         GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.232% due 2/1/10 (f)              178
     825,000 C         Horizon PCS, Inc., Sr. Discount Notes, step bond to yield 14.517% due 10/1/10                 132,000
   8,915,000 B+        Nextel Communications, Inc., Sr. Discount Notes, step bond to yield
                         10.290% due 2/15/08 (a)                                                                   9,316,175
   1,235,000 CCC+      Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09                                      1,370,850
                       Qwest Corp.:
   2,905,000 Ba3*       8.875% due 3/15/12 (a)(g)                                                                  2,992,150
   1,305,000 CCC+       14.000% due 12/15/14 (g)                                                                   1,464,863
   3,125,000 Ba3*       Debentures, 6.875% due 9/15/33 (a)                                                         2,609,375
                       Sprint Capital Corp.:
   4,000,000 BBB-       8.375% due 3/15/12                                                                         4,483,160
   4,425,000 BBB-       6.875% due 11/15/28 (a)                                                                    3,984,314
   3,000,000 BBB-       8.750% due 3/15/32 (a)                                                                     3,258,180
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  51,960,089
----------------------------------------------------------------------------------------------------------------------------
Textile/Apparel -- 0.4%
                       Levi Strauss & Co.:
     830,000 BB-        7.000% due 11/1/06                                                                           693,050
                        Sr. Notes:
   3,415,000 BB-          11.625% due 1/15/08 (a)                                                                  3,090,575
     270,000 BB-          12.250% due 12/15/12                                                                       229,500
   1,240,000 B-        Tropical Sportswear International Corp., Sr. Sub. Notes, Series A, 11.000% due 6/15/08      1,221,400
   1,055,000 B         William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11                           1,181,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,416,125
----------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.0%
     835,000 Baa2*     Windsor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (g)                         796,381
----------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.1%
                       The AES Corp.:
   2,905,000 B-         Sr. Notes, 9.500% due 6/1/09 (a)                                                           2,759,750
                        Sr. Sub. Notes:
     990,000 B-           10.250% due 7/15/06                                                                        994,950
     100,000 B-           8.375% due 8/15/07                                                                          90,500
     350,000 B-           8.500% due 11/1/07                                                                         316,750
     475,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                                                    543,281
   4,795,000 B1*       Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500% due 5/1/08 (a)                    3,596,250
   4,110,000 B1*       Calpine Corp., Sr. Notes, 8.625% due 8/15/10 (a)                                            3,000,300
     695,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                                              698,475

                      See Notes to Financial Statements.


    14 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


      FACE
     AMOUNT       RATING(e)                                  SECURITY                                       VALUE
----------------------------------------------------------------------------------------------------------------------
Utilities -- 1.1% (continued)
                            Edison Mission Energy, Sr. Notes:
$  1,505,000      BB-        10.000% due 8/15/08                                                        $    1,196,475
   3,100,000      BB-        9.875% due 4/15/11                                                              2,433,500
   2,660,000      B2*       Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10 (a)                    3,045,700
----------------------------------------------------------------------------------------------------------------------
                                                                                                            18,675,931
----------------------------------------------------------------------------------------------------------------------
Wireless -- 0.7%
                            American Tower Corp.:
   3,425,000      Caa1*      Sr. Notes, 9.375% due 2/1/09 (a)                                                3,510,625
     900,000      B3*        Sr. Sub. Discount Notes, zero coupon bond to yield 12.250% due 8/1/08 (i)         598,500
                            Crown Castle International Corp.:
   1,040,000      B3*        Sr. Discount Notes, step bond to yield 10.210% due 5/15/11                      1,024,400
                             Sr. Notes:
   1,725,000      B3*          9.000% due 5/15/11                                                            1,750,875
   1,535,000      B3*          10.750% due 8/1/11                                                            1,688,500
                            SBA Communications Corp.:
   1,800,000      Caa2*      Sr. Discount Notes, 12.000% due 3/1/08                                          1,890,000
     950,000      Caa2*      Sr. Notes, 10.250% due 2/1/09                                                     893,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                            11,355,900
----------------------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS AND NOTES
                            (Cost -- $419,480,268)                                                         433,521,667
----------------------------------------------------------------------------------------------------------------------
      FACE
     AMOUNT+      RATING(e)                                  SECURITY                                       VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE NOTES -- 0.8%
Energy -- 0.0%
     230,000      B-        Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                                 233,163
----------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.1%
   2,225,000      B         Total Renal Care Holdings, Inc., Sub. Notes, 7.000% due 5/15/09                  2,314,000
----------------------------------------------------------------------------------------------------------------------
Technology/Electronics -- 0.5%
   1,825,000      B3*       Amkor Technologies, Inc., Sr. Notes, 5.000% due 3/15/07                          1,601,438
   2,620,000      Ba3*      LSI Logic Corp., Sr. Notes, 4.000% due 2/15/05 (a)                               2,567,600
   4,130,000      B1*       Sanmina-SCI Corp., Sr. Notes, zero coupon bond to yield 10.674% due 9/12/20      2,003,050
   1,525,000      NR        TriQuint Semiconductor Inc., Sub. Notes, 4.000% due 3/1/07                       1,322,937
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,495,025
----------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.2%
   2,925,000/EUR/ B3*       COLT Telecom Group PLC, 2.000% due 4/3/07 (a)(g)                                 2,874,691
   1,260,000/GBP/ C         Telewest Communication PLC, 5.250% due 2/19/07 (f)(g)                              689,381
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,564,072
----------------------------------------------------------------------------------------------------------------------
                            TOTAL CONVERTIBLE CORPORATE NOTES
                            (Cost -- $12,876,531)                                                           13,606,260
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    15 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003



    FACE
   AMOUNT                                                 SECURITY                                                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.5%
$  6,000,000 Asset Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2,
               3.200% due 4/15/33 (a)(j)                                                                         $    6,007,920
   6,750,000 CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2,
               2.255% due 9/25/31 (a)(j)                                                                              6,722,384
             First Consumers Master Trust:
   3,984,019  Series 1999-A, Class A, 5.800% due 12/15/05 (g)(j)                                                      3,830,611
   5,506,652  Series 2001-A, Class A, 1.490% due 9/15/08 (a)(j)                                                       5,291,760
   2,571,440 Independence II CDO, Ltd., Series 2A, Class C, 3.638% due 8/7/36 (g)                                     1,671,436
             Metris Master Trust:
   2,200,000  Series 2001-2, Class B, 2.180% due 11/20/09                                                             1,857,950
              Series 2001-3:
   3,015,000    Class B, 2.000% due 7/21/08                                                                           2,881,944
   3,205,000    Class C, 2.800% due 7/21/08 (g)                                                                       2,724,250
   4,000,000 Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 2.200% due 4/25/32                      3,976,505
   2,170,859 Sail Net Interest Margin Notes, Series 2003-3, Class A, 7.750% due 4/27/33 (g)                           2,160,005
   6,000,000 Varick Structured Asset Fund Ltd., Series 1A, Class B1, 2.496% due 11/1/35 (g)                           2,700,000
-------------------------------------------------------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost -- $40,635,087)                                                                                   39,824,765
-------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) -- 1.5%
   9,215,241 Airplanes Pass-Through Trust, Corporate CMOs, Series D, 10.875% due 3/15/12                                276,457
   7,816,000 Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 2.553% due 8/25/32 (a)(j)            7,677,322
   2,648,182 Chase Commercial Mortgage Securities Corp., Series 2000-FL1A, Class D, 2.340% due 12/12/13 (g)(j)        2,646,171
   6,748,486 Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)(g)      6,940,577
   6,850,000 Merit Securities Corp., Series 11PA, Class B2, 2.849% due 9/28/32 (a)(g)(j)                              6,122,188
-------------------------------------------------------------------------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost -- $33,352,638)                                                                                   23,662,715
-------------------------------------------------------------------------------------------------------------------------------

   SHARES                                                 SECURITY                                                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK++ -- 0.0%
Food/Beverages/Bottling -- 0.0%
      24,971 Aurora Foods Inc.                                                                                            3,446
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
       3,736 McLeodUSA Inc., Class A Shares                                                                               3,661
       4,138 NTL Inc.                                                                                                   173,010
      19,250 Pagemart Nationwide Inc.                                                                                       193
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        176,864
-------------------------------------------------------------------------------------------------------------------------------
Wireless -- 0.0%
      25,092 Crown Castle International Corp.                                                                           248,410
-------------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $900,029)                                                                                         428,720
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
Aerospace and Defense -- 0.0%
       1,650 Northrop Grumman Corp., Equity Security Units, 7.250% due 11/16/04                                         171,188
-------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    16 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003



  SHARES                                          SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
      1,175           Broadwing Communications, 12.500% due 8/15/09                    $      240,875
      1,674           Dobson Communications Corp., Payment-in-kind, 13.000% due 5/1/09        166,098
      5,500           Global Crossing Holdings Ltd., 6.750% due 4/15/12 (f)(g)                     55
      4,300           Motorola Inc., Equity Security Units, 7.000% due 11/16/04               142,545
          6           NTL Europe Inc. 10.000% due 1/10/23++                                        21
-----------------------------------------------------------------------------------------------------
                                                                                              549,594
-----------------------------------------------------------------------------------------------------
Wireless -- 0.1%
     18,000           Crown Castle International Corp., 6.250% due 8/15/12                    686,250
-----------------------------------------------------------------------------------------------------
                      TOTAL PREFERRED STOCK (Cost -- $3,028,927)                            1,407,032
-----------------------------------------------------------------------------------------------------

 WARRANTS                                         SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
WARRANTS++ -- 0.0%
Cable and Other Media -- 0.0%
     12,325           UIH Australia, Expire 5/15/06                                               123
-----------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
        220           Pliant Corp., Expire 6/1/10                                                 110
-----------------------------------------------------------------------------------------------------
Publishing/Printing -- 0.0%
      1,865           Merrill Corp., Expire 5/1/09                                                  0
-----------------------------------------------------------------------------------------------------
Technology/Electronics -- 0.0%
      8,430           WAM!NET Inc., Expire 3/1/05                                                  84
      2,095           Znet Internet Services, Expire 7/1/09                                         3
-----------------------------------------------------------------------------------------------------
                                                                                                   87
-----------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
      1,780           GT Group Telecom Inc., Expire 2/1/10                                      1,335
      1,185           Horizon PCS Inc., Expire 10/1/10                                             59
      5,000           Iridium World Communications Ltd., Expire 7/15/05                            50
      1,000           IWO Holdings Inc., Expire 1/15/11                                            10
        250           Jazztel PLC, Expire 7/15/10                                                   0
     42,090           Pagemart Inc., Expire 12/31/03                                              421
      7,800           RSL Communications Ltd., Expire 11/15/06                                  1,097
-----------------------------------------------------------------------------------------------------
                                                                                                2,972
-----------------------------------------------------------------------------------------------------
Wireless -- 0.0%
        900           American Tower Corp., Expire 8/1/08                                     103,950
-----------------------------------------------------------------------------------------------------
                      TOTAL WARRANTS (Cost -- $414,996)                                       107,242
-----------------------------------------------------------------------------------------------------
   FACE
  AMOUNT    RATING(e)                             SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT -- 7.8%
Sovereign Debt -- 7.8%
                      Federal Republic of Brazil:
$ 1,190,000 B+         11.500% due 3/12/08                                                  1,231,650
  6,450,000 B+         12.000% due 4/15/10 (a)                                              6,490,313
  5,000,000 B+         12.250% due 3/6/30 (a)                                               4,650,000
  8,150,000 B+         Series 18 Years, 2.188% due 4/15/12 (a)(j)                           6,224,563
 12,123,231 NR         Series 20 Years, 8.000% due 4/15/14 (a)                             10,471,440
  2,050,000 B+         Unsub. Notes, 11.250% due 7/26/07                                    2,142,250

                      See Notes to Financial Statements.

    17 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


    FACE
   AMOUNT    RATING(e)                                         SECURITY                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt -- 7.8% (continued)
$  8,350,000 AA+       Region of Lombardy, 5.804% due 10/25/32 (a)                                               $    8,192,519
                       Republic of Bulgaria:
                        Series A:
   1,542,857 NR           2.688% due 7/28/12 (j)                                                                      1,492,714
     450,000 NR           2.188% due 7/28/24 (j)                                                                        437,625
     790,000 NR         Series REGS, 8.250% due 1/15/15                                                                 873,938
                       Republic of Colombia:
   1,675,000 BB         10.000% due 1/23/12                                                                           1,788,063
   1,910,000 BB         11.750% due 2/25/20                                                                           2,198,888
   1,550,000 BB         10.375% due 1/28/33                                                                           1,604,250
     675,000 BB         Unsub. Notes, 7.625% due 2/15/07                                                                708,750
                       Republic of Ecuador, Series REGS:
   3,550,000 NR         12.000% due 11/15/12 (a)                                                                      2,822,250
   6,975,000 NR         6.000% due 8/15/30 (a)                                                                        4,134,430
                       Republic of Panama:
     850,000 Ba1*       9.625% due 2/8/11                                                                               939,250
     675,000 Ba1*       9.375% due 1/16/23                                                                              702,000
   1,300,000 Ba1*       8.875% due 9/30/27                                                                            1,300,000
   4,409,906 NR         Series 20 Years, 2.750% due 7/17/16 (a)(j)                                                    3,594,073
                       Republic of Peru:
   2,100,000 BB-        9.125% due 1/15/08                                                                            2,282,700
                        Series 20 Years:
   1,500,000 NR           4.000% due 3/7/17 (j)                                                                       1,177,500
     652,800 NR           4.500% due 3/7/17 (j)                                                                         555,696
                       Republic of Philippines:
   2,400,000 Ba1*       8.375% due 3/12/09                                                                            2,505,000
   1,775,000 Ba1*       9.875% due 1/15/19                                                                            1,817,156
   1,650,000 Ba1*       10.625% due 3/16/25                                                                           1,767,563
                       Republic of Turkey:
   2,275,000 B1*        11.500% due 1/23/12                                                                           2,377,375
   2,215,000 B1*        11.000% due 1/14/13                                                                           2,281,450
                       Russian Federation, Unsub. Notes, Series REGS:
   3,650,000 NR         10.000% due 6/26/07 (a)                                                                       4,307,000
   5,815,000 NR         8.250% due 3/31/10 (a)                                                                        6,461,919
  12,925,000 NR         5.000% due 3/31/30 (a)                                                                       11,600,188
                       United Mexican States:
   6,550,000 Baa2*      8.375% due 1/14/11 (a)                                                                        7,516,125
   9,100,000 Baa2*      8.300% due 8/15/31 (a)                                                                        9,509,500
   9,800,000 Baa2*      Series A, 8.000% due 9/24/22 (a)                                                             10,094,000
-------------------------------------------------------------------------------------------------------------------------------
                       TOTAL EMERGING MARKETS DEBT
                       (Cost -- $124,853,314)                                                                       126,252,138
-------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 0.4%
Sovereign Debt -- 0.4%
   6,233,312           Kingdom of Morocco, Series A, 2.562% due 1/2/09 (CS First Boston Corp.) (a)(j)(k)              5,999,563
   1,181,250           People's Democratic Republic of Algeria, 2.625% due 9/4/06 (CS First Boston Corp.) (j)(k)      1,148,766
-------------------------------------------------------------------------------------------------------------------------------
                       TOTAL LOAN PARTICIPATIONS (Cost -- $7,072,206)                                                 7,148,329
-------------------------------------------------------------------------------------------------------------------------------
                       SUB-TOTAL INVESTMENTS
                       (Cost -- $1,289,444,288)                                                                   1,290,339,005
-------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    18 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                               JULY 31, 2003


   FACE
  AMOUNT                                             SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.7%
 34,736,000     Goldman Sachs & Co., 1.050% due 8/1/03; Proceeds at maturity -- $34,737,013;
                  (Fully collateralized by U.S. Treasury Notes and Bonds, 0.000% to 13.750%
                  due 9/18/03 to 11/15/27; Market value -- $35,430,771)                                 34,736,000
302,075,000     Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at maturity -- $302,083,391;
                  (Fully collateralized by U.S. Treasury Notes and Bonds, 0.000% to 6.000%
                  due 4/15/04 to 1/13/33; Market value -- $308,116,540)                                302,075,000
----------------------------------------------------------------------------------------------------------------
                TOTAL REPURCHASE AGREEMENTS
                (Cost -- $336,811,000)                                                                 336,811,000
----------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $1,626,255,288**)                                                          $1,627,150,005
----------------------------------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for "to-be-announced" ("TBA") securities and open futures contracts commitments (See Notes 4 and 8).
(b) Security acquired under mortgage dollar roll agreement (See Note 9).
(c) Security is traded on a TBA basis (See Note 8).
(d) Date shown represents the last in range of maturity dates of mortgage certificates owned.
(e) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(f) Security is currently in default.
(g) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(h) The company filed for bankruptcy.
(i) Security has been issued with attached warrants.
(j) Variable rate security -- rate resets periodically.
(k) Participation interest was acquired through the financial institution indicated parenthetically.
+ Face amount represents U.S. dollars, unless otherwise indicated.
++ Non-income producing security.
** Aggregate cost for Federal income tax purposes is $1,627,005,148.

   Abbreviations used in this schedule:
   ADR -- American Depositary Receipt
   EUR -- Euro
   GBP -- British Pound

   See pages 20 and 21 for definitions of ratings.

                      See Notes to Financial Statements.

    19 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating classification from "A" through "Caa". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

    20 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

Caa          -- Bonds rated "Caa" are of poor standing. Such issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

    21 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                               JULY 31, 2003


ASSETS:
  Investments, at value (Cost -- $1,289,444,288)              $1,290,339,005
  Repurchase agreements, at value (Cost -- $336,811,000)         336,811,000
  Foreign currency, at value (Cost -- $115)                              120
  Cash                                                            12,213,138
  Dividends and interest receivable                               16,137,725
  Receivable for securities sold                                  14,916,763
  Receivable for Fund shares sold                                  1,132,927
----------------------------------------------------------------------------
  Total Assets                                                 1,671,550,678
----------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               366,845,649
  Payable for Fund shares reacquired                               1,699,227
  Payable to broker -- variation margin                            1,208,516
  Investment advisory fee payable                                    513,065
  Distribution plan fees payable                                     409,770
  Administration fee payable                                         228,028
  Accrued expenses                                                   160,023
----------------------------------------------------------------------------
  Total Liabilities                                              371,064,278
----------------------------------------------------------------------------
Total Net Assets                                              $1,300,486,400
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $      199,139
  Capital paid in excess of par value                          1,669,488,379
  Overdistributed net investment income                           (2,928,936)
  Accumulated net realized loss from investment transactions    (359,788,861)
  Net unrealized depreciation of investments, futures
   contracts and foreign currencies                               (6,483,321)
----------------------------------------------------------------------------
Total Net Assets                                              $1,300,486,400
----------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         91,356,322
----------------------------------------------------------------------------
  Class B                                                         66,419,550
----------------------------------------------------------------------------
  Class L                                                         21,842,307
----------------------------------------------------------------------------
  Class Y                                                         19,520,872
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                       $6.52
----------------------------------------------------------------------------
  Class B *                                                            $6.55
----------------------------------------------------------------------------
  Class L *                                                            $6.53
----------------------------------------------------------------------------
  Class Y (and redemption price)                                       $6.52
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                          $6.83
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                          $6.60
----------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
             CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.


    22 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED JULY 31, 2003



INVESTMENT INCOME:
  Interest                                                    $ 92,446,003
  Dividends                                                        115,324
-------------------------------------------------------------------------
  Total Investment Income                                       92,561,327
-------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                               6,246,352
  Distribution plan fees (Note 11)                               6,180,797
  Administration fee (Note 2)                                    2,776,156
  Shareholder servicing fees (Note 11)                           1,120,891
  Custody                                                          172,058
  Shareholder communications (Note 11)                              78,948
  Audit and legal                                                   51,381
  Trustees' fees                                                    21,630
  Other                                                             77,617
-------------------------------------------------------------------------
  Total Expenses                                                16,725,830
-------------------------------------------------------------------------
Net Investment Income                                           75,835,497
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 3, 4 AND 6):
  Realized Gain From:
   Investment transactions                                      27,033,115
   Futures contracts                                             6,222,382
   Foreign currency transactions                                    15,074
-------------------------------------------------------------------------
  Net Realized Gain                                             33,270,571
-------------------------------------------------------------------------
  Change in Net Unrealized Depreciation From:
   Investments                                                  26,007,185
   Foreign currencies                                          (11,700,841)
-------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                       14,306,344
-------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Foreign
  Currencies                                                    47,576,915
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $123,412,412
-------------------------------------------------------------------------


                      See Notes to Financial Statements.


23 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS                FOR THE YEARS ENDED JULY 31,



                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $   75,835,497  $   96,857,227
  Net realized gain (loss)                             33,270,571    (155,875,654)
  Decrease in net unrealized depreciation              14,306,344      62,832,641
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations              123,412,412       3,814,214
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 12):
  Net investment income                               (76,051,590)    (87,402,838)
  Capital                                              (3,849,654)    (18,150,692)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (79,901,244)   (105,553,530)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 15):
  Net proceeds from sales                             180,894,054     306,993,655
  Net asset value of shares issued for
   reinvestment of dividends                           41,257,707      54,148,795
  Cost of shares reacquired                          (428,761,268)   (525,245,454)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (206,609,507)   (164,103,004)
---------------------------------------------------------------------------------
Decrease in Net Assets                               (163,098,339)   (265,842,320)
NET ASSETS:
  Beginning of year                                 1,463,584,739   1,729,427,059
---------------------------------------------------------------------------------
  End of year*                                     $1,300,486,400  $1,463,584,739
---------------------------------------------------------------------------------
* Includes overdistributed net investment income
  of:                                                 $(2,928,936)   $(53,445,939)
---------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    24 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Convertible Fund, formerly known as Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, SB Capital and Income Fund, formerly known as Smith Barney Premium Total Return Fund, Smith Barney Dividend and Income Fund, formerly known as Smith Barney Balanced Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales were reported on that date are valued at the mean between the bid and asked prices; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; ( g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets or on another reasonable basis;
( k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $31,261,411 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and ( m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

    25 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market or currency risk.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM, an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. The Fund has also entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM"), another indirect wholly-owned subsidiary of Citigroup. From its fee, SBFM pays CAM a sub-advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended July 31, 2003, the Fund paid transfer agent fees of $913,401 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charge of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 2003, CGM and its affiliates received sales charges of approximately $493,000 and $115,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the year ended July 31, 2003 were approximately:

                                                                Class B  Class L
--------------------------------------------------------------------------------
CDSCs                                                           $652,000 $13,000
--------------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

    26 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

3. Investments

During the year ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------
Purchases                           $4,199,490,664
--------------------------------------------------
Sales                                4,177,640,870
--------------------------------------------------

At July 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------
Gross unrealized appreciation       $ 47,473,054
Gross unrealized depreciation        (47,328,197)
------------------------------------------------
Net unrealized appreciation         $    144,857
------------------------------------------------

4. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2003, the Fund had the following open futures contracts:

                     Number of               Basis      Market     Unrealized
                     Contracts Expiration    Value      Value         Loss
------------------------------------------------------------------------------
To Buy:
U.S. Treasury 5
 Year Notes             577       9/03    $66,820,026 $64,236,328 $(2,583,698)
U.S. Treasury 10
 Year Notes             422       9/03     50,239,586  46,683,750  (3,555,836)
U.S. Treasury Bonds     120       9/03     13,913,220  12,675,000  (1,238,220)
-----------------------------------------------------------------------------
Net Unrealized Loss
 on Open Futures
 Contracts                                                        $(7,377,754)
-----------------------------------------------------------------------------

5. Fund Concentration

The Fund's investment in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.


    27 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

6. Forward Foreign Currency Contracts

The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At July 31, 2003, the Fund did not have any open forward foreign currency contracts.

7. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in FNMA/GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 31, 2003, the Fund held TBA securities with a total cost of $346,521,218.

9. Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund.

At July 31, 2003, the Fund had outstanding mortgage dollar rolls with a total cost of $275,908,718.


    28 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

10.Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At July 31, 2003, the Fund held loan participations with a total cost of $7,072,206.

11.Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the year ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                     Class A    Class B   Class L
------------------------------------------------------------------
Distribution Plan Fees              $1,518,992 $3,675,596 $986,209
------------------------------------------------------------------

For the year ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A  Class B  Class L  Class Y Class Z
------------------------------------------------------------------------------
Shareholder Servicing Fees          $570,645 $378,585 $171,562   $72     $27
-----------------------------------------------------------------------------

For the year ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Communication Expenses  $33,833 $27,518 $10,562   $49   $6,986
--------------------------------------------------------------------------


    29 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

12.Distributions Paid to Shareholders by Class

                      Year Ended    Year Ended
                     July 31, 2003 July 31, 2002
------------------------------------------------
Class A
Net investment
 income               $34,548,931   $35,746,386
Capital                 1,747,400     7,423,348
-----------------------------------------------
Total                 $36,296,331   $43,169,734
-----------------------------------------------
Class B
Net investment
 income               $25,219,819   $33,788,343
Capital                 1,278,708     7,016,726
-----------------------------------------------
Total                 $26,498,527   $40,805,069
-----------------------------------------------
Class L
Net investment
 income               $ 7,390,161   $ 7,898,549
Capital                   373,776     1,640,269
-----------------------------------------------
Total                 $ 7,763,937   $ 9,538,818
-----------------------------------------------
Class Y
Net investment
 income               $ 7,753,439   $ 8,286,552
Capital                   392,150     1,720,844
-----------------------------------------------
Total                 $ 8,145,589   $10,007,396
-----------------------------------------------
Class Z+
Net investment
 income               $ 1,139,240   $ 1,683,008
Capital                    57,620       349,505
-----------------------------------------------
Total                 $ 1,196,860   $ 2,032,513
-----------------------------------------------

+ Class Z shares were fully redeemed on April 17, 2003.

13.Capital Loss Carryforward

At July 31, 2003, the Fund had, for Federal income tax purposes, approximately $362,798,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

                         2008        2009         2010        2011
----------------------------------------------------------------------
Carryforward Amounts $104,877,000 $98,977,000 $120,890,000 $38,054,000
----------------------------------------------------------------------

In addition, the Fund had $4,368,001 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

14.Income Tax Information and Distributions to Shareholders

At July 31, 2003, the tax basis components of distributable earnings were:

-------------------------------------------------
Accumulated capital loss            $(362,797,878)
-------------------------------------------------
Unrealized appreciation                   144,570
-------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable to wash sales and mark-to-market of futures contracts and straddle loss deferrals.


    30 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

The tax character of distributions paid during the year ended July 31, 2003 was:

-----------------------------------------------
Ordinary income                     $76,051,590
Capital                               3,849,654
-----------------------------------------------
Total                               $79,901,244
-----------------------------------------------

15.Shares of Beneficial Interest

At July 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                  Year Ended                   Year Ended
                                 July 31, 2003                July 31, 2002
                          --------------------------   --------------------------
                             Shares         Amount        Shares        Amount
---------------------------------------------------------------------------------
Class A
Shares sold                13,407,068   $  87,245,682   28,041,696  $ 185,229,133
Shares issued on            3,173,608
 reinvestment                              20,603,113    3,709,372     24,265,119
Shares reacquired         (22,114,719)   (143,474,732) (25,670,633)  (168,326,569)
---------------------------------------------------------------------------------
Net Increase (Decrease)    (5,534,043)  $ (35,625,937)   6,080,435  $  41,167,683
---------------------------------------------------------------------------------
Class B
Shares sold                 6,205,801   $  40,602,463   11,113,335  $  73,472,064
Shares issued on            2,186,024
 reinvestment                              14,247,542    3,295,628     21,684,866
Shares reacquired         (27,932,879)   (181,895,939) (45,247,970)  (299,029,586)
---------------------------------------------------------------------------------
Net Decrease              (19,541,054)  $(127,045,934) (30,839,007) $(203,872,656)
---------------------------------------------------------------------------------
Class L
Shares sold                 4,752,108   $  31,267,857    5,270,391  $  34,759,235
Shares issued on              774,073
 reinvestment                               5,037,825      940,040      6,166,297
Shares reacquired          (6,710,284)    (43,505,819)  (5,876,947)   (38,616,723)
---------------------------------------------------------------------------------
Net Increase (Decrease)    (1,184,103)  $  (7,200,137)     333,484  $   2,308,809
---------------------------------------------------------------------------------
Class Y
Shares sold                 1,289,945   $   8,409,205      607,310  $   3,986,062
Shares issued on               26,408
reinvestment                                  172,368           --             --
Shares reacquired          (2,393,486)    (15,343,614)  (1,677,835)   (10,861,418)
---------------------------------------------------------------------------------
Net Decrease               (1,077,133)  $  (6,762,041) (1,070,525)  $  (6,875,356)
---------------------------------------------------------------------------------
Class Z+
Shares sold                 2,074,108   $  13,368,847    1,454,465  $   9,547,161
Shares issued on              186,638
 reinvestment                               1,196,859      310,359      2,032,513
Shares reacquired          (6,789,246)    (44,541,164)  (1,289,253)    (8,411,158)
---------------------------------------------------------------------------------
Net Increase (Decrease)    (4,528,500)  $ (29,975,458)     475,571  $   3,168,516
---------------------------------------------------------------------------------

+ Class Z shares were fully redeemed on April 17, 2003.

    31 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                             2003/(1)/    2002/(1)/   2001/(1)/ 2000/(1)/   1999/(1)/
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.32       $6.74        $7.19      $7.46      $7.96
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.37        0.41         0.49       0.51       0.50
 Net realized and unrealized gain (loss)      0.22       (0.39)       (0.37)     (0.27)     (0.46)
---------------------------------------------------------------------------------------------------
Total Income From Operations                  0.59        0.02         0.12       0.24       0.04
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.37)      (0.37)       (0.57)     (0.51)     (0.49)
 Net realized gains                             --          --           --         --      (0.01)
 Capital                                     (0.02)      (0.07)          --         --      (0.04)
---------------------------------------------------------------------------------------------------
Total Distributions                          (0.39)      (0.44)       (0.57)     (0.51)     (0.54)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.52       $6.32        $6.74      $7.19      $7.46
---------------------------------------------------------------------------------------------------
Total Return                                  9.53%       0.32%        1.79%      3.35%      0.41%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $595,373    $612,665     $612,268   $535,525   $464,652
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.02%       1.04%        1.00%      1.03%      1.02%
 Net investment income                        5.64        6.14         7.01       6.93       6.38
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        311%        211%        117 %       110%       150%
---------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.


    32 Smith Barney Diversified Strategic Income Fund  | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                             2003/(1)/    2002/(1)/   2001/(1)/ 2000/(1)/ 1999/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.35       $6.77        $7.22     $7.48     $7.98
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.34        0.37         0.45      0.47      0.46
 Net realized and unrealized gain (loss)      0.22       (0.38)       (0.36)    (0.26)    (0.46)
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.56       (0.01)        0.09      0.21      0.00
-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.34)      (0.34)       (0.54)    (0.47)    (0.46)
 Net realized gains                             --          --           --        --     (0.01)
 Capital                                     (0.02)      (0.07)          --        --     (0.03)
-------------------------------------------------------------------------------------------------
Total Distributions                          (0.36)      (0.41)       (0.54)    (0.47)    (0.50)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.55       $6.35        $6.77     $7.22     $7.48
-------------------------------------------------------------------------------------------------
Total Return                                  8.90%      (0.22)%       1.27%     2.98%    (0.06)%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $435,139    $545,993     $790,351    $1,148    $1,849
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.51%       1.51%        1.53%     1.50%     1.49%
 Net investment income                        5.17        5.71         6.46      6.46      5.88
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        311%        211%         117%      110%      150%
-------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.


    33 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                              2003/(1)/   2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.34        $6.76       $7.21       $7.48       $7.97
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.33         0.37        0.47        0.48        0.47
 Net realized and unrealized gain (loss)      0.22        (0.38)      (0.38)      (0.28)      (0.46)
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.55        (0.01)       0.09        0.20        0.01
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.34)       (0.34)      (0.54)      (0.47)      (0.46)
 Net realized gains                             --           --          --          --       (0.01)
 Capital                                     (0.02)       (0.07)         --          --       (0.03)
-----------------------------------------------------------------------------------------------------
Total Distributions                          (0.36)       (0.41)      (0.54)      (0.47)      (0.50)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.53        $6.34       $6.76       $7.21       $7.48
-----------------------------------------------------------------------------------------------------
Total Return                                  8.84%       (0.16)%      1.27%       2.84%       0.08%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $142,647     $145,921    $153,302    $146,086    $183,740
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.50%        1.51%       1.49%       1.46%       1.45%
 Net investment income                        5.16         5.68        6.57        6.50        6.01
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        311%         211%        117%        110%        150%
-----------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.


    34 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class Y Shares                              2003/(1)/   2002/(1)/   2001/(1)/   2000/(1)/   1999/(1)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $6.33        $6.74       $7.20       $7.46       $7.96
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.39         0.43        0.51        0.53        0.53
 Net realized and unrealized gain (loss)      0.21        (0.38)      (0.37)      (0.26)      (0.47)
-----------------------------------------------------------------------------------------------------
Total Income From Operations                  0.60         0.05        0.14        0.27        0.06
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.39)       (0.39)      (0.60)      (0.53)      (0.51)
 Net realized gains                             --           --          --          --       (0.01)
 Capital                                     (0.02)       (0.07)         --          --       (0.04)
-----------------------------------------------------------------------------------------------------
Total Distributions                          (0.41)       (0.46)      (0.60)      (0.53)      (0.56)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.52        $6.33       $6.74       $7.20       $7.46
-----------------------------------------------------------------------------------------------------
Total Return                                  9.71%        0.80%       2.00%       3.83%       0.72%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $127,327     $130,326    $146,140    $157,526    $162,674
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.67%        0.68%       0.70%       0.69%       0.67%
 Net investment income                        5.99         6.50        7.30        7.28        6.76
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        311%         211%        117%        110%        150%
-----------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.


    35 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of
Smith Barney Diversified Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Diversified Strategic Income Fund ("Fund") of the Smith Barney Income Funds as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund, as of July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
September 12, 2003

    36 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers

The business and affairs of the Smith Barney Diversified Strategic Income Fund ("Fund") are managed under the direction of the Smith Barney Income Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                                                                            Portfolios in
                                                 Term of Office*         Principal          Fund Complex        Other
                                Position(s) Held  and Length of     Occupation(s) During     Overseen by    Trusteeships
Name, Address and Age              with Fund       Time Served        Past Five Years          Trustee     Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:
Lee Abraham                         Trustee           Since      Retired; Former Chairman        28       Signet Group PLC
13732 LeHavre Drive                                   1993       and CEO of Associated
Frenchman's Creek                                                Merchandising Corp.,
Palm Beach Gardens, FL 33410                                     a major retail
Age 75                                                           merchandising
                                                                 organization. Former
                                                                 Trustee of Galey & Lord,
                                                                 Liz Clairborne, R.G. Barry
                                                                 Corporation and
                                                                 eNote.com Inc.

Allan J. Bloostein                  Trustee           Since      President of Allan              35       Taubman
27 West 67th Street, Apt. 5FW                         1985       Bloostein Associates, a                  Centers Inc.
New York, NY 10023                                               consulting firm.
Age 73                                                           Former Director of
                                                                 CVS Corp.

Jane F. Dasher                      Trustee           Since      Controller of PBK               28              None
Korsant Partners                                      1999       Holdings Inc., a family
283 Greenwich Avenue, 3rd Floor                                  investment company
Greenwich, CT 06830
Age 53

Richard E. Hanson, Jr.              Trustee           Since      Retired; Former Head of         28              None
2751 Vermont Route 140                                1985       the New Atlanta Jewish
Poultney, VT 05764                                               Community High School
Age 61

Paul Hardin                         Trustee           Since      Professor of Law &              36              None
12083 Morehead                                        1999       Chancellor Emeritus at
Chapel Hill, NC 27514-8426                                       the University of North
Age 71                                                           Carolina

Roderick C. Rasmussen               Trustee           Since      Investment Counselor            28              None
9 Cadence Court                                       1999
Morristown, NJ 07960
Age 76

John P. Toolan                      Trustee           Since      Retired                         28       John Hancock Funds
7202 Southeast Golf Ridge Way                         1999
Hobe Sound, FL 33455
Age 72

    37 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

                                                                                          Number of
                                                                                        Portfolios in
                                             Term of Office*         Principal          Fund Complex       Other
Name, Address and       Position(s) Held      and Length of     Occupation(s) During     Overseen by   Trusteeships
Age                        with Fund           Time Served        Past Five Years          Trustee    Held by Trustee
---------------------------------------------------------------------------------------------------------------------
Interested Trustee:
R. Jay Gerken,       Chairman, President          Since      Managing Director of            219           None
CFA** CGM  399 Park  and Chief Executive          2002       Citigroup Global Markets
Avenue, 4th Floor    Officer                                 Inc. ("CGM"); Chairman
New York, NY                                                 President and Chief
10022 Age 52                                                 Executive Officer of Smith
                                                             Barney Fund
                                                             Management LLC
                                                             ("SBFM"), Travelers
                                                             Investment Adviser, Inc.
                                                             ("TIA") and Citi Fund
                                                             Management Inc.
                                                             ("CFM")

Officers:
Lewis E. Daidone     Senior Vice President        Since      Managing Director of            N/A           N/A
CGM                  and Chief                    1995       CGM; Director and Senior
125 Broad            Administrative                          Vice President of SBFM
Street, 11th         Officer                                 and TIA; Director of CFM;
Floor New York, NY                                           Former Chief Financial
10004 Age 45                                                 Officer and Treasurer of
                                                             mutual funds affiliated
                                                             with Citigroup Inc.

Richard L.           Chief Financial Officer      Since      Director and Head of            N/A           N/A
Peteka CGM 125       and Treasurer                2002       Internal Control for
Broad Street, 11th                                           Citigroup Asset
Floor New York, NY                                           Management U.S. Mutual
10004 Age 42                                                 Fund Administration from
                                                             1999-2002; Vice President
                                                             Head of Mutual Fund
                                                             Administration and
                                                             Treasurer at Oppenheimer
                                                             Capital from 1996-1999

Roger M. Lavan,      Vice President and           Since      Managing Director               N/A           N/A
CFA  CGM  399 Park   Investment Officer           2002       of CGM
Avenue, 4th Floor
New York, NY 10022
Age 39

Beth A. Semmel,      Vice President and           Since      Managing Director               N/A           N/A
CFA  CGM  399 Park   Investment Officer           2002       of CGM
Avenue, 4th
Floor New York, NY
10022
Age 42

Peter J. Wilby,      Vice President and           Since      Managing Director,              N/A           N/A
CFA  CGM  399 Park   Investment Officer           2002       Chief Investment
Avenue, 4th Floor                                            Officer of CGM
New York, NY 10022
Age 44

Kaprel Ozsolak       Controller                   Since      Vice President of CGM           N/A           N/A
CGM 125 Broad                                     2002
Street, 11th
Floor New York, NY
10004 Age 37

Christina T. Sydor   Secretary                    Since      Managing Director of            N/A           N/A
CGM 300 First                                     1995       CGM; General Counsel
Stamford Place, 4th                                          and Secretary of SBFM and
Floor Stamford, CT                                           TIA
06902 Age 52

--------
 *Trustees are elected until the Trust's next annual meeting and until their successors are elected and qualified.
**Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

    38 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes the Fund hereby designates for the fiscal year ended July 31, 2003:

    . A corporate dividends received deduction of 0.13%.

A total of 4.76% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

    39 Smith Barney Diversified Strategic Income Fund | 2003 Annual Report

                                 SMITH BARNEY
                       DIVERSIFIED STRATEGIC INCOME FUND


TRUSTEES                     INVESTMENT ADVISER
Lee Abraham                  AND ADMINISTRATOR
Allan J. Bloostein           Smith Barney Fund Management LLC
Jane F. Dasher
R. Jay Gerken, CFA           DISTRIBUTORS
  Chairman                   Citigroup Global Markets Inc.
Richard E. Hanson, Jr.       PFS Distributors, Inc.
Paul Hardin
Roderick C. Rasmussen        CUSTODIAN
John P. Toolan               State Street Bank and
                               Trust Company
OFFICERS
R. Jay Gerken, CFA           TRANSFER AGENT
President and                Citicorp Trust Bank, fsb.
Chief Executive Officer      125 Broad Street, 11th Floor
                             New York, New York 10004
Lewis E. Daidone
Senior Vice President and    SUB-TRANSFER AGENTS
Chief Administrative Officer PFPC Global Fund Services
                             P.O. Box 9699
Richard L. Peteka            Providence, Rhode Island
Chief Financial Officer      02940-9699
and Treasurer
                             Primerica Shareholder Services
Roger M. Lavan, CFA          P.O. Box 9662
Vice President and           Providence, Rhode Island
Investment Officer           02940-9662

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

 Smith Barney Income Funds



 Smith Barney Diversified Strategic
 Income Fund

 The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business Trust.



 This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Diversified Strategic Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY DIVERSIFIED
 STRATEGIC INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01184 9/03                                                           03-5417

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:   /s/ R. Jay Gerken R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: October 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds

Date: October 2, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Income Funds

Date: October 2, 2003